Share information; Earnings per share	12 Months Ended
Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Share capital
Ordinary share capital
As of 31 December 2025, UBS Group AG had 3,341,581,714
issued fully paid registered shares with a nominal value of
USD 0.10
each (31 December 2024:
3,462,087,722
shares) leading to a share capital of USD
334,158,171.40
.
Conditional capital
As
of
31 December
2025,
the
following
conditional
capital
was
available
to
the
Board
of
Directors
(the
BoD)
of
UBS Group AG.
–
Conditional
capital
in
the
amount
of
USD
38,000,000
for
the
issuance
of
a
maximum
of
380,000,000
fully
paid
registered shares with a nominal value
of USD
0.10
each, to be issued through the
voluntary or mandatory exercise of
conversion rights and / or warrants
granted in connection with the issuance
of bonds or similar financial instruments
by
UBS
Group
AG
or
another
member
of
the
Group
on
national or
international
capital
markets. This
conditional
capital allowance was approved at the Extraordinary General Meeting (the EGM) held on 26 November 2014, having originally been approved
at the
Annual General
Meeting (the AGM)
of UBS
AG on
14 April 2010.
The BoD
has not
made use of such allowance.
–
Conditional
capital
in
the
amount
of
USD
12,170,583
for
the
issuance
of
a
maximum
of
121,705,830
fully
paid
registered shares with a
nominal value of USD
0.10
each, to be
issued upon exercise of
employee options and stock
appreciation rights issued to employees
and members of the management
and of the BoD of
UBS Group AG and its
subsidiaries; however,
there were
no employee
options or
stock appreciation
rights outstanding
as of
31 December
2025. This conditional capital allowance was approved by the shareholders at the same EGM in 2014.
Conversion capital
As of 31 December 2025, UBS Group AG had conversion capital in the amount of USD
70,000,000 , for the issuance of
a maximum
of
700,000,000
fully paid
registered shares
with a
nominal value
of USD
0.10
each. The
issuance of
fully
paid registered
shares only
occurs through
the mandatory
conversion of
claims arising
upon the
occurrence of
one or
more trigger
events under financial
market instruments with
contingent conversion features
issued by UBS
Group AG.
The creation of this conversion capital was approved at the AGM held on 24 April 2024.
Capital band and reserve capital
As of 31 December 2025, UBS Group AG had not introduced any capital band or any reserve capital.

Share repurchase program
Share repurchase programs
In March 2022,
UBS commenced a
two-year share repurchase
program of up
to USD
6
bn, which concluded
on 28 March
2024. Under this
program, UBS repurchased
121
m shares for
a total acquisition
cost of USD
2,277 m (CHF 2,138 m). A
total of 120,506,008
shares repurchased under this program were canceled by means of a capital reduction in 2025, as approved by shareholders at the 2025 AGM.
On 3 April 2024,
UBS launched a
2024 share repurchase program,
which concluded on
23 May 2025. Shares acquired
under this program totaled 64 m as of 31 December 2025 for a total acquisition cost of USD 2,000 m (CHF 1,739
m).
On
1 July
2025,
UBS
launched
a
2025
share
repurchase
program,
which
concluded
on
20 November
2025.
Shares
acquired
under
this
program
totaled
53
m
as
of
31 December
2025
for
a
total
acquisition
cost
of
USD
2,000 m
(CHF 1,602 m).